As filed with the Securities and Exchange Commission on April 9, 2015

Securities Act File No. 333- 201676

Investment Company Act File No. 811-23025

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. 3	☒
Post-Effective Amendment No.	☐
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 3	☒

(Check appropriate box or boxes)

TCW Alternative Funds

(Exact Name of Registrant as Specified in Charter)

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1 (213) 244-0000

Patrick W. Dennis, Esq.

Vice President and Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

(Name and Address of Agent for Service)

Copies To:

David A. Hearth, Esq.

Paul Hastings LLP

55 Second Street, 24th Floor

San Francisco, California 94105

(415) 856-7000

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

This Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A for TCW Alternative Funds (the “Trust”) hereby incorporates by reference the Part A and Part B from the Pre-Effective Amendment No. 2 to the Trust’s Registration Statement filed on April 6, 2015 (SEC Accession No. 0001193125-15-120158). This Pre-Effective Amendment No. 3 is being filed solely for the purpose of including as an Exhibit to Part C of the Trust’s Registration Statement the consent of Cohen Fund Audit Services, Ltd., the independent registered public accounting firm for RiverPark/Gargoyle Hedged Value Fund, a series of RiverPark Funds Trust and the predecessor fund to TCW/Gargoyle Hedged Value Fund, a series of the Trust.

TCW ALTERNATIVE FUNDS

PART C: OTHER INFORMATION

Item 28.	Exhibits

(a)(1)	Certificate of Trust(1)

(a)(2)	Certificate of Amendment to Certificate of Trust(2)

(a)(3)	Declaration of Trust(1)

(a)(4)	Form of Amended and Restated Agreement and Declaration of Trust(2)

(b)	Form of By-Laws(2)

(c)	See Articles II and VI of Amended and Restated Agreement and Declaration of Trust(2)

(d)(1)	Form of Investment Advisory and Management Agreement between the Registrant and TCW Investment Management Company(2)

(d)(2)	Form of Investment Sub-Advisory Agreement between TCW Investment Management Company and Gargoyle Investment Advisor L.L.C.(2)

(e)	Form of Distribution Agreement between the Registrant and TCW Funds Distributors(2)

(f)	Not Applicable.

(g)	Form of Custody Agreement between the Registrant and The Bank of New York Mellon(5)

(h)(1)	Form of Transfer Agency and Shareholder Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc.(5)

(h)(2)	Form of Fund Administration and Accounting Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc.(5)

(h)(3)	Form of Operating Expenses Agreement for TCW/Gargoyle Hedged Value Fund(2)

(i)	Opinion of Counsel(3)

(j)(1)	Consent of Deloitte & Touche LLP(3)

(j)(2)	Consent of Cohen Fund Audit Services, Ltd.(4)

(k)	Not applicable.

(l)	Form of Subscription Agreement (initial seed capital only)(2)

(m)	Form of Share Marketing Plan (Rule 12b-1 Plan)(2)

(n)	Form of Multiple Class Plan(2)

(o)	Reserved.

(p)(1)	Code of Ethics of the Registrant(2)

(p)(2)	TCW Code of Ethics (covering TCW Investment Management Company and TCW Funds Distributors)(2)

(q)(1)	Power of Attorney for Patrick C. Haden(2)

(q)(2)	Power of Attorney for Peter McMillan(2)

(q)(3)	Power of Attorney for Andrew Tarica(2)

(q)(4)	Power of Attorney for Jess Ravich(2)

(q)(5)	Power of Attorney for David S. DeVito(2)

(q)(6)	Power of Attorney for Richard M. Villa(2)

(1)	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed on January 23, 2015.
(2)	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed on March 10, 2015.
(3)	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed on April 6, 2015.
(4)	Filed herewith.
(5)	To be filed by amendment.

Item 29.	Persons Controlled by or Under Common Control with the Fund

In addition to the Registrant, TCW Investment Management Company (the “Adviser”), or an affiliate of the Adviser, also serves as the investment adviser to the following funds, each of which is under common control with the Registrant: TCW Strategic Income Fund, Inc., a closed-end investment management company incorporated in Maryland; TCW Funds, Inc., an open-end investment management company incorporated in Maryland; Metropolitan West Funds, a Delaware statutory trust; TCW Direct Lending LLC, a Delaware corporation; TCW Leveraged Income Trust II, L.P., a Delaware limited partnership; TCW Leveraged Income Trust, L.P., a Delaware limited partnership; and TCW Funds, a Luxembourg société d’investissement à capital variable.

The Adviser is a 100% owned subsidiary of The TCW Group, Inc. (formerly TCW Management Company), a Nevada corporation. The Adviser was organized in 1987 as a wholly-owned subsidiary of The TCW Group, Inc. The Carlyle Group, LP (“Carlyle”) may be deemed to be a control person of the Adviser by reason of its control of certain investment funds that indirectly control more than 25% of the voting stock of The TCW Group, Inc. Other investment adviser and broker-dealer entities under common control with the Adviser as subsidiaries of The TCW Group, Inc. include: TCW Funds Distributors (a California entity and a registered-broker-dealer), TCW Asset Management Company (a California corporation and a registered investment adviser), Metropolitan West Asset Management LLC (a California limited liability company and a registered investment adviser) and Trust Company of the West (a California licensed trust company). Carlyle also controls various other pooled investment vehicles and, indirectly, many of the portfolio companies owned by those funds.

Item 30.	Indemnification

Sections 8.4, 8.5 and 8.6 of the Registrant’s Amended and Restated Agreement and Declaration of Trust provide as follows:

Section 8.4 Indemnification. The Trust shall indemnify each of its Trustees, Advisory Board Members and officers and persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise, and may indemnify any trustee, director or officer of a predecessor organization (each an “Indemnified Person”), against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and expenses including reasonable accountants’ and counsel fees) reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding of any kind and nature whatsoever, whether brought in the right of the Trust or otherwise, and whether of a civil, criminal or administrative nature, before any court or administrative or legislative body, including any appeal therefrom, in which he or she may be involved as a party, potential party, non-party witness or otherwise or with which he may be threatened, while as an Indemnified Person or thereafter, by reason of being or having been such an Indemnified Person, except that no Indemnified Person shall be indemnified pursuant to this Section 8.4 against any liability to the Trust or its Shareholders to which such Indemnified Person would otherwise be subject by reason of bad faith, willful misconduct or gross negligence (such willful misconduct, bad faith or gross negligence being referred to herein as “Disabling Conduct”). Expenses, including accountants’ and counsel fees so incurred by any such Indemnified Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Trust or a Series in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Indemnified Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article VIII and either (i) such Indemnified Person provides security for such undertaking, (ii) the Trust is insured against losses arising by reason of such payment, or (iii) a majority of a quorum of disinterested, non-party Trustees, or independent legal counsel in a written opinion, determines, based on a review of readily available facts, that there is reason to believe that such Indemnified Person ultimately will be found entitled to indemnification.

Section 8.5 Indemnification Determinations. Indemnification of an Indemnified Person pursuant to Section 8.4 shall be made if (a) the court or body before whom the proceeding is brought determines, in a final decision on the merits, that such Indemnified Person was not liable by reason of Disabling Conduct or (b) in the absence of such a determination, a majority of a quorum of disinterested, non-party Trustees or independent legal counsel in a written opinion make a reasonable determination, based upon a review of the facts, that such Indemnified Person was not liable by reason of Disabling Conduct.

Section 8.6 Indemnification Not Exclusive. The right of indemnification provided by this Article VIII shall not be exclusive of or affect or limit any other rights to which any such Indemnified Person may be entitled from the Trust or otherwise. As used in this Article VIII, “Indemnified Person” shall include such person’s heirs, executors and administrators, and a “disinterested, non-party Trustee” is a Trustee who is neither an Interested Person of the Trust nor a party to the proceeding in question.

Item 31.	Business and Other Connections of the Investment Adviser

(a)	In addition to the Registrant, the Adviser serves as investment adviser or sub-adviser to a number of open-end and closed-end management investment companies that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), foreign investment companies, and private funds. The information required by this Item 31 with respect to the Adviser and each director, officer of partner of the Adviser is incorporated by reference to Form ADV (SEC File No. 801-29075) filed by the Adviser pursuant to the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

(b)	The information required by this Item 31 with respect to Gargoyle Investment Advisor L.L.C. (the “Sub-Adviser”) and each director, officer of partner of the Sub-Adviser is incorporated by reference to Form ADV (SEC File No. 801-71024) filed by the Sub-Adviser pursuant to the Advisers Act.

Item 32.	Principal Underwriters

(a)	TCW Funds Distributors serves as principal underwriter for the following investment company registered under the 1940 Act (other than the Registrant):

TCW Funds, Inc.

(b)	The directors and officers of the TCW Funds Distributors are as follows:

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With the Registrant

David B. Lippman	Director, President & Chief Executive Officer	None

David S. DeVito	Director	President and Chief Executive Officer

Vincent J. Bencivenga	Managing Director & Assistant Secretary	None

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With the Registrant

Jeffery A. Engelsman	Chief Compliance Officer	Chief Compliance Officer

Meredith S. Jackson	Director	Senior Vice President, General Counsel and Secretary

Joseph T. Magpayo	Managing Director	None

James G. Krause	Chief Financial Officer & Senior Vice President	None

*	The principal business address is 865 South Figueroa Street, Los Angeles, CA 90017.

(c)	Not applicable.

Item 33.	Location of Accounts and Records

Unless otherwise stated below, the books or other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the physical possession of:

TCW Alternative Funds

865 South Figueroa Street

Los Angeles, CA 90017

Rule	Location of Required Records

31a-l(b)(2)(c)	N/A

31a-l(b)(2)(d)	BNY Mellon Investment Servicing (US) Inc. 760 Moore Road King of Prussia, PA 19406

31a-l(b)(4)-(6)	TCW Investment Management Company 865 South Figueroa Street Los Angeles, CA 90017

31a-1(b)(9)-(11)	TCW Investment Management Company 865 South Figueroa Street Los Angeles, CA 90017

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Pre-Effective Amendment No. 3 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California on the day of April 9, 2015.

TCW ALTERNATIVE FUNDS

By:	/s/ Patrick W. Dennis
Patrick W. Dennis, Vice President and Assistant Secretary

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

* /s/ David S. DeVito	President and Chief Executive Officer	April 9, 2015
David S. DeVito

* /s/ Richard M. Villa	Treasurer	April 9, 2015
Richard M. Villa

* /s/ Patrick C. Haden	Trustee	April 9, 2015
Patrick C. Haden

* /s/ Peter McMillan	Trustee	April 9, 2015
Peter McMillan

* /s/ Andrew Tarica	Trustee	April 9, 2015
Andrew Tarica

* /s/ Jess Ravich	Trustee	April 9, 2015
Jess Ravich

* By:	/s/ Patrick W. Dennis
as Attorney-in-Fact and Agent pursuant to Power of Attorney

TCW ALTERNATIVE FUNDS

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION

(j)(2)	Consent of Cohen Fund Audit Services, Ltd.